Filed with the U.S. Securities and Exchange Commission on February 22, 2019
1933 Act Registration File No. 333-201530
1940 Act File No. 811-23024

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	37	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	39	[	X	]

(Check appropriate box or boxes.)

PACER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

500 Chesterfield Parkway
Malvern, Pennsylvania 19355
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (610) 644-8100

Joe M. Thomson, Chairman and President
Pacer Funds Trust
500 Chesterfield Parkway
Malvern, Pennsylvania 19355
(Name and Address of Agent for Service)

With Copies to:

John Grady
DLA Piper LLP
One Liberty Place
1650 Market Street, Suite 4900
Philadelphia, Pennsylvania 19103

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on March 2, 2019 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 34 (the “Amendment”) to its Registration Statement (filed on November 26, 2018) until March 2, 2019.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Malvern and the State of Pennsylvania on February 22, 2019.

Pacer Funds Trust By: /s/ Sean E. O’Hara Sean E. O’Hara Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of February 22, 2019.

Signature	Title

/s/ Deborah G. Wolk*	Lead Independent Trustee
Deborah G. Wolk

/s/ Dennis J. Ryan*	Trustee
Dennis J. Ryan

/s/ Jonathan H. Newman, Sr.*	Trustee
Jonathan H. Newman, Sr.

/s/ Joe M. Thomson	Trustee and President
Joe M. Thomson

/s/ Sean E. O’Hara	Treasurer
Sean E. O’Hara

*By:	/s/ Sean E. O’Hara
Sean E. O’Hara Attorney-in-Fact pursuant to Powers of Attorney